N-2	12 Months Ended
Apr. 30, 2025 $ / shares
Cover [Abstract]
Entity Central Index Key	0002022674
Amendment Flag	false
Entity Inv Company Type	N-2
Document Type	N-CSR
Entity Registrant Name	Variant Alternative Lending Fund
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

The Variant Alternative Lending Fund (the “Fund”) is a closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”) and organized as a Delaware statutory trust on May 6, 2024. Variant Investments, LLC serves as the investment adviser (the “Investment Manager”) of the Fund. The Investment Manager provides day-to-day investment management services to the Fund. The Fund is non-diversified, which means that under the Investment Company Act, it is not limited in the percentage of its assets that it may invest in any single issuer of securities. No holder of Shares (each, a “Shareholder” and collectively, “Shareholders”) will have the right to require the Fund to redeem its Shares. In addition, no public market exists for the Shares and the Fund does not expect any trading market to develop for Shares. As a result, if investors decide to invest in the Fund, they will have very limited opportunity to sell their Shares. The Fund is an appropriate investment only for those investors who can tolerate a high degree of risk and do not require a liquid investment. The Fund commenced operations after the close of business October 31, 2024, with Institutional Class Shares. Only Institutional Class Shares have been issued as of the date of the accompanying financial statements. Institutional Class Shares and Access Class Shares are subject to different fees and expenses. In the future, other classes of Shares may be offered.

The Fund’s primary investment objective is to provide a high level of current income while seeking to prioritize capital preservation. Capital appreciation is considered a secondary objective. Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes), directly or indirectly, in senior secured alternative income-generating lending investments (“Alternative Lending Investments”) (the “80% Policy”). For the purpose of the 80% Policy, Alternative Lending Investments are investments that the Investment Manager believes are outside of traditional public equity and bond markets and are likely to generate an interest payment, pay dividends, or have other forms of distributions that generally accrue value over time, or securities that provide the Fund with exposure to such investments. The Fund’s Alternative Lending Investments may include, but are not limited to, specialty finance, litigation finance-related investments, real estate debt securities, transportation finance, portfolio finance, trade finance, royalties and warehouse facilities, purchases of interests in private credit funds in the secondary market, and warrants and equity securities acquired by the Fund in connection with the restructuring of Alternative Lending Investments. The Fund expects to allocate its assets primarily through the direct origination of senior secured credit facilities and, on an opportunistic basis, other investment vehicles (“Underlying Funds”) purchased on a secondary basis. While the Fund will comply with the 80% Policy, under normal market conditions, the Fund expects to invest at least 90% of its net assets (plus any borrowings for investment purposes), directly or indirectly, in Alternative Lending Investments. The Fund does not expect to invest more than 15% of its net assets in private Underlying Funds (i.e., Underlying Funds that would be investment companies but for the exemptions under Section 3(c)(1) or 3(c)(7) of the Investment Company Act). The Fund may change the 80% Policy without Shareholder approval upon at least 60 days’ prior written notice to Shareholders.

The Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of the Fund is used by the Investment Manager to make investment decisions, and the results of the operations, as shown on the Statement of Operations and the financial highlights for the Fund is the information utilized for the day-to-day management of the Fund. The Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to the Fund based on performance measurements. The Investment Manager is deemed to be the Chief Operating Decision Maker with respect to the Fund’s investment decisions.

Risk Factors [Table Text Block]	Principal Risks

Indemnifications

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Fund, and therefore cannot be established; however, the risk of loss from such claims is considered remote.

Borrowing, Use of Leverage

The Fund may leverage its investments by “borrowing,” use of swap agreements, options or other derivative instruments, use of short sales or issuing preferred stock or preferred debt. The use of leverage increases both risk of loss and profit potential. The Investment Manager may cause the Fund to use various methods to leverage investments, including (i) borrowing, (ii) issuing preferred stock or preferred debt, (iii) swap agreements or other derivative instruments, or (iv) a combination of these methods. However, the Investment Manager expects that the Fund’s primary use of leverage will be for working capital management, as opposed to structural leverage. The Fund expects that under normal business conditions it will utilize a combination of the leverage methods described above. The Fund is subject to the Investment Company Act requirement that an investment company limit its borrowings to no more than 50% of its total assets for preferred stock or preferred debt and 33 1/3% of its total assets for debt securities, including amounts borrowed, measured at the time the investment company incurs the indebtedness. Although leverage may increase profits, it exposes the Fund to credit risk, greater market risks and higher current expenses. The effect of leverage with respect to any investment in a market that moves adversely to such investment could result in a loss to the investment portfolio of the Fund that would be substantially greater than if the investment were not leveraged. Also, access to leverage and financing could be impaired by many factors, including market forces or regulatory changes, and there can be no assurance that the Fund will be able to secure or maintain adequate leverage or financing. The ability of the Fund to transact business with any one or number of counterparties, the lack of any independent evaluation of such counterparties’ financial capabilities and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

Margin borrowings and transactions involving forwards, swaps, futures, options and other derivative instruments could result in certain additional risks to the Fund. In such transactions, counterparties and lenders will likely require the Fund to post collateral to support its obligations. Should the securities and other assets pledged as collateral decline in value or should brokers increase their maintenance margin requirements (i.e., reduce the percentage of a position that can be financed), the Fund could be subject to a “margin call,” pursuant to which it must either deposit additional funds with the broker or suffer mandatory liquidation of the pledged assets to compensate for the decline in value. In the event of a precipitous drop in the value of pledged securities, the Fund might not be able to liquidate assets quickly enough to pay off the margin debt or provide additional collateral and may suffer mandatory liquidation of positions in a declining market at relatively low prices, thereby incurring substantial losses.

Limited Liquidity

Shares in the Fund provide limited liquidity since Shareholders will not be able to redeem Shares on a daily basis. A Shareholder may not be able to tender its Shares in the Fund promptly after it has made a decision to do so. There is no assurance that you will be able to tender your Shares when or in the amount that you desire. In addition, with very limited exceptions, Shares are not transferable, and liquidity will be provided only through repurchase offers made quarterly by the Fund. Shares in the Fund are therefore suitable only for investors who can bear the risks associated with the limited liquidity of Shares and should be viewed as a long-term investment.

Non-Diversified Status

The Fund is a “non-diversified” management investment company. Thus, there are no percentage limitations imposed by the Investment Company Act on the Fund’s assets that may be invested, directly or indirectly, in the securities of any one issuer. Consequently, if one or more securities are allocated a relatively large percentage of the Fund’s assets, losses suffered by such securities could result in a higher reduction in the Fund’s capital than if such capital had been more proportionately allocated among a larger number of securities. The Fund may also be more susceptible to any single economic or regulatory occurrence than a diversified investment company.

Private Markets Risk

The securities in which the Fund, directly or indirectly, may invest include privately issued securities of both public and private companies. Private securities have additional risk considerations than investments in comparable public investments. Whenever the Fund invests in companies that do not publicly report financial and other material information, it assumes a greater degree of investment risk and reliance upon the Investment Manager’s ability to obtain and evaluate applicable information concerning such companies’ creditworthiness and other investment considerations. Certain private securities may be illiquid. Because there is often no readily available trading market for private securities, the Fund may not be able to readily dispose of such investments at prices that approximate those at which the Fund could sell them if they were more widely traded. Private securities that are debt securities generally are of below-investment grade quality, frequently are unrated and present many of the same risks as investing in below-investment grade public debt securities. Investing in private debt instruments is a highly specialized investment practice that depends more heavily on independent credit analysis than investments in other types of obligations.

SOFR Risk

SOFR is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is calculated based on transaction-level repo data collected from various sources. For each trading day, SOFR is calculated as a volume-weighted median rate derived from such data. SOFR is calculated and published by the Federal Reserve Bank of New York (“FRBNY”). If data from a given source required by the FRBNY to calculate SOFR is unavailable for any day, then the most recently available data for that segment will be used, with certain adjustments. If errors are discovered in the transaction data or the calculations underlying SOFR after its initial publication on a given day, SOFR may be republished at a later time that day. Rate revisions will be effected only on the day of initial publication and will be republished only if the change in the rate exceeds one basis point.

Because SOFR is a financing rate based on overnight secured funding transactions, it differs fundamentally from LIBOR. LIBOR is intended to be an unsecured rate that represents interbank funding costs for different short-term maturities or tenors. It is a forward-looking rate reflecting expectations regarding interest rates for the applicable tenor. Thus, LIBOR is intended to be sensitive, in certain respects, to bank credit risk and to term interest rate risk. In contrast, SOFR is a secured overnight rate reflecting the credit of U.S. Treasury securities as collateral. Thus, it is largely insensitive to credit-risk considerations and to short-term interest rate risks. SOFR is a transaction-based rate, and it has been more volatile than other benchmark or market rates, such as three-month LIBOR, during certain periods. For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or a similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR. SOFR has a limited history, having been first published in April 2018. The future performance of SOFR, and SOFR-based reference rates, cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR in the future, including following the discontinuation of LIBOR, may bear little or no relation to historical levels of SOFR, LIBOR or other rates.

Tender Offers

The Fund is a closed-end investment company and may from time to time offer to repurchase Shares from investors in accordance with written tenders by investors at those times, in those amounts, and on such terms and conditions as the Board may determine in its sole discretion. It is expected that, under normal market circumstances, the Investment Manager generally will recommend to the Board, subject to the Board’s discretion, that any such tender offer would be for an amount that is approximately 5% of the Fund’s NAV (“Tender Offer Amount”). If a tender offer is oversubscribed by Shareholders, the Fund may decide to repurchase only a pro rata portion of the Shares tendered by each Shareholder, in which case tendering Shareholders will not have all of their tendered Shares repurchased by the Fund, or the Fund may take any other action permitted by the tender offer rules under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and described in the written tender offer notice to Shareholders.

The Investment Manager currently expects that it will generally recommend to the Board that the Fund offer to repurchase Shares from Shareholders quarterly with tender offer valuation dates occurring on or about February 15, May 15, August 15 and November 15 of each year (each, a “Valuation Date”). Although the Investment Manager expects that it will, on a best-efforts basis and subject to its fiduciary duties to the Fund, recommend to the Board that the Fund offer to repurchase Shares from Shareholders quarterly, there can be no assurance that any such tender offers will be conducted on quarterly basis or at all. The Board may elect not to conduct a tender offer, notwithstanding the recommendation of the Investment Manager. The decision to offer to repurchase Shares is in the complete and absolute discretion of the Board. The Fund is not required to conduct tender offers.

Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war (including Russia’s invasion of Ukraine and the Israel-Hamas war), acts of terrorism, the spread of infectious illnesses and/or other public health issues, or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of Market Disruptions and Geopolitical Risks on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

NAV Per Share	$ 24.98
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

6. Capital Stock

Pursuant to exemptive relief obtained from the SEC, the Fund is permitted to offer multiple classes of Shares. The Fund is currently authorized to offer two separate classes of Shares, designated as Institutional Class Shares and Access Class Shares. Only Institutional Class Shares have been issued as of the date of the accompanying financial statements. Institutional Class Shares and Access Class Shares are subject to different fees and expenses. The Fund has adopted a Distribution and Servicing Plan with respect to Access Class Shares in compliance with Rule 12b-1 under the Investment Company Act. Under the Distribution and Servicing Plan, the Fund is permitted to pay as compensation up to 0.50% on an annualized basis of the aggregate net assets attributable to Access Class Shares to the Fund’s Distributor or other qualified recipients under the Distribution and Servicing Plan. The Distribution and Servicing Fee is paid out of the Fund’s assets and decreases the net profits or increases the net losses of the Fund. While the Fund presently intends to offer two classes of Shares, it may offer other classes of Shares as well in the future. From time to time, the Board may create and offer additional classes of Shares, or may vary the characteristics of the Institutional Class Shares or Access Class Shares described herein, including without limitation, in the following respects: (1) the amount of fees permitted by a distribution and/or service plan as to such class; (2)voting rights with respect to a distribution and/or service plan as to such class; (3) different class designations; (4) the impact of any class expenses directly attributable to a particular class of Shares; (5) differences in any dividends and net asset values resulting from differences in fees under a distribution and/or service plan or in class expenses; (6) the addition of sales loads; (7) any conversion features, as permitted under the Investment Company Act.

The Fund has registered a total of $250,000,000 of Shares in the initial offering and is authorized as a Delaware statutory trust to issue an unlimited number of Shares in one or more classes, with a par value of $0.001. The minimum initial investment in Institutional Class Shares and Access Class Shares by any investor is $1 million. However, the Fund, in its sole discretion, may accept investments below this minimum with respect to Institutional Class Shares and Access Class Shares. Shares may be purchased by principals and employees of the Investment Manager or its affiliates and their immediate family members without being subject to the minimum investment requirement. The purchase price for each class of Shares is based on the net asset value (“NAV”) per Share of that Class as of the date such Shares are purchased.

Neither Institutional Class Shares nor Access Class Shares are subject to any initial sales charge. However, investors will be assessed fees for returned checks and stop payment orders at prevailing rates charged by the Administrator. The returned check and stop payment fees are currently $25.

Shares are generally offered for purchase on each business day, except that Shares may be offered less frequently as determined by the Board in its sole discretion. The Board may also suspend or terminate offerings of Shares at any time.

Except as otherwise permitted by the Board, initial and subsequent purchases of Shares will be payable in cash. Orders will be priced at the appropriate price next computed after the order is received by the Fund. The Fund reserves the right, in its sole discretion, to accept or reject any subscription to purchase Shares in the Fund at any time.

Beginning on or about February 15, 2025 (or such other or later date as the Board may determine), and at the sole discretion of the Board and provided that it is in the best interests of the Fund and Shareholders to do so, the Fund intends to provide a limited degree of liquidity to the Shareholders by conducting repurchase offers generally quarterly with a Valuation Date (as defined below) on or about February 15, May 15, August 15 and November 15 of each year. In each repurchase offer, the Fund may offer to repurchase its Shares at their NAV as determined as of approximately February 15, May 15, August 15 and November 15, of each year, as applicable (each, a “Valuation Date”). Each repurchase offer ordinarily will be limited to the repurchase of approximately 5% of the Fund’s Shares outstanding, but if the value of Shares tendered for repurchase exceeds the value the Fund intended to repurchase, the Fund may determine to repurchase less than the full number of Shares tendered. In such event, Shareholders will have their Shares repurchased on a pro rata basis, and tendering Shareholders will not have all of their tendered Shares repurchased by the Fund. Shareholders tendering Shares for repurchase will be asked to give written notice of their intent to do so by the date specified in the notice describing the terms of the applicable repurchase offer. In determining whether the Fund should offer to repurchase Shares from Shareholders pursuant to repurchase requests, the Board may consider, among other things, the recommendation of the Investment Manager as well as a variety of other operational, business and economic factors.

Repurchases will be made at such times and on such terms as may be determined by the Board, in its sole discretion. Although the Investment Manager expects that it will, on a best-efforts basis and subject to its fiduciary duties to the Fund, recommend to the Board that the Fund offer to repurchase Shares from Shareholders quarterly beginning on or about February 15, 2025, no assurance can be given that repurchases will occur or that any Shares properly tendered will be repurchased by the Fund. The Fund may choose not to conduct a repurchase offer or may choose to conduct a repurchase offer for less than 5% of its outstanding Shares. Investors may not have access to the money invested in the Fund for an indefinite time.

A Shareholder who tenders for repurchase only a portion of its Shares in the Fund will be required to maintain a minimum account balance of $1,000,000. Subject to certain requirements under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and the rules promulgated thereunder, the Fund reserves the right to reduce the amount to be repurchased from a Shareholder so that the required minimum account balance is maintained. Such minimum capital account balance requirement may also be waived by the Board in its sole discretion, subject to applicable federal securities laws.

Tender Offer
Commencement Date	January 30, 2025
Notice Due Date	February 28, 2025
Valuation Date	February 28, 2025

Net Asset Value as of Tender Offer Date
Institutional Class	$ 25.23

Amount Repurchased
Institutional Class	$ 13,874

Percentage of Outstanding Shares Repurchased
Institutional Class	0.03%

Security Dividends [Text Block]	The minimum initial investment in Institutional Class Shares and Access Class Shares by any investor is $1 million.
Security Voting Rights [Text Block]	voting rights with respect to a distribution
Indemnifications [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Indemnifications

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Fund, and therefore cannot be established; however, the risk of loss from such claims is considered remote.

Borrowing, Use of Leverage [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Borrowing, Use of Leverage

The Fund may leverage its investments by “borrowing,” use of swap agreements, options or other derivative instruments, use of short sales or issuing preferred stock or preferred debt. The use of leverage increases both risk of loss and profit potential. The Investment Manager may cause the Fund to use various methods to leverage investments, including (i) borrowing, (ii) issuing preferred stock or preferred debt, (iii) swap agreements or other derivative instruments, or (iv) a combination of these methods. However, the Investment Manager expects that the Fund’s primary use of leverage will be for working capital management, as opposed to structural leverage. The Fund expects that under normal business conditions it will utilize a combination of the leverage methods described above. The Fund is subject to the Investment Company Act requirement that an investment company limit its borrowings to no more than 50% of its total assets for preferred stock or preferred debt and 33 1/3% of its total assets for debt securities, including amounts borrowed, measured at the time the investment company incurs the indebtedness. Although leverage may increase profits, it exposes the Fund to credit risk, greater market risks and higher current expenses. The effect of leverage with respect to any investment in a market that moves adversely to such investment could result in a loss to the investment portfolio of the Fund that would be substantially greater than if the investment were not leveraged. Also, access to leverage and financing could be impaired by many factors, including market forces or regulatory changes, and there can be no assurance that the Fund will be able to secure or maintain adequate leverage or financing. The ability of the Fund to transact business with any one or number of counterparties, the lack of any independent evaluation of such counterparties’ financial capabilities and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

Margin borrowings and transactions involving forwards, swaps, futures, options and other derivative instruments could result in certain additional risks to the Fund. In such transactions, counterparties and lenders will likely require the Fund to post collateral to support its obligations. Should the securities and other assets pledged as collateral decline in value or should brokers increase their maintenance margin requirements (i.e., reduce the percentage of a position that can be financed), the Fund could be subject to a “margin call,” pursuant to which it must either deposit additional funds with the broker or suffer mandatory liquidation of the pledged assets to compensate for the decline in value. In the event of a precipitous drop in the value of pledged securities, the Fund might not be able to liquidate assets quickly enough to pay off the margin debt or provide additional collateral and may suffer mandatory liquidation of positions in a declining market at relatively low prices, thereby incurring substantial losses.

Limited Liquidity [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Limited Liquidity

Shares in the Fund provide limited liquidity since Shareholders will not be able to redeem Shares on a daily basis. A Shareholder may not be able to tender its Shares in the Fund promptly after it has made a decision to do so. There is no assurance that you will be able to tender your Shares when or in the amount that you desire. In addition, with very limited exceptions, Shares are not transferable, and liquidity will be provided only through repurchase offers made quarterly by the Fund. Shares in the Fund are therefore suitable only for investors who can bear the risks associated with the limited liquidity of Shares and should be viewed as a long-term investment.

Non-Diversified Status [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Non-Diversified Status

The Fund is a “non-diversified” management investment company. Thus, there are no percentage limitations imposed by the Investment Company Act on the Fund’s assets that may be invested, directly or indirectly, in the securities of any one issuer. Consequently, if one or more securities are allocated a relatively large percentage of the Fund’s assets, losses suffered by such securities could result in a higher reduction in the Fund’s capital than if such capital had been more proportionately allocated among a larger number of securities. The Fund may also be more susceptible to any single economic or regulatory occurrence than a diversified investment company.

Private Markets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Private Markets Risk

The securities in which the Fund, directly or indirectly, may invest include privately issued securities of both public and private companies. Private securities have additional risk considerations than investments in comparable public investments. Whenever the Fund invests in companies that do not publicly report financial and other material information, it assumes a greater degree of investment risk and reliance upon the Investment Manager’s ability to obtain and evaluate applicable information concerning such companies’ creditworthiness and other investment considerations. Certain private securities may be illiquid. Because there is often no readily available trading market for private securities, the Fund may not be able to readily dispose of such investments at prices that approximate those at which the Fund could sell them if they were more widely traded. Private securities that are debt securities generally are of below-investment grade quality, frequently are unrated and present many of the same risks as investing in below-investment grade public debt securities. Investing in private debt instruments is a highly specialized investment practice that depends more heavily on independent credit analysis than investments in other types of obligations.

SOFR Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

SOFR Risk

SOFR is intended to be a broad measure of the cost of borrowing funds overnight in transactions that are collateralized by U.S. Treasury securities. SOFR is calculated based on transaction-level repo data collected from various sources. For each trading day, SOFR is calculated as a volume-weighted median rate derived from such data. SOFR is calculated and published by the Federal Reserve Bank of New York (“FRBNY”). If data from a given source required by the FRBNY to calculate SOFR is unavailable for any day, then the most recently available data for that segment will be used, with certain adjustments. If errors are discovered in the transaction data or the calculations underlying SOFR after its initial publication on a given day, SOFR may be republished at a later time that day. Rate revisions will be effected only on the day of initial publication and will be republished only if the change in the rate exceeds one basis point.

Because SOFR is a financing rate based on overnight secured funding transactions, it differs fundamentally from LIBOR. LIBOR is intended to be an unsecured rate that represents interbank funding costs for different short-term maturities or tenors. It is a forward-looking rate reflecting expectations regarding interest rates for the applicable tenor. Thus, LIBOR is intended to be sensitive, in certain respects, to bank credit risk and to term interest rate risk. In contrast, SOFR is a secured overnight rate reflecting the credit of U.S. Treasury securities as collateral. Thus, it is largely insensitive to credit-risk considerations and to short-term interest rate risks. SOFR is a transaction-based rate, and it has been more volatile than other benchmark or market rates, such as three-month LIBOR, during certain periods. For these reasons, among others, there is no assurance that SOFR, or rates derived from SOFR, will perform in the same or a similar way as LIBOR would have performed at any time, and there is no assurance that SOFR-based rates will be a suitable substitute for LIBOR. SOFR has a limited history, having been first published in April 2018. The future performance of SOFR, and SOFR-based reference rates, cannot be predicted based on SOFR’s history or otherwise. Levels of SOFR in the future, including following the discontinuation of LIBOR, may bear little or no relation to historical levels of SOFR, LIBOR or other rates.

Tender Offers [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Tender Offers

The Fund is a closed-end investment company and may from time to time offer to repurchase Shares from investors in accordance with written tenders by investors at those times, in those amounts, and on such terms and conditions as the Board may determine in its sole discretion. It is expected that, under normal market circumstances, the Investment Manager generally will recommend to the Board, subject to the Board’s discretion, that any such tender offer would be for an amount that is approximately 5% of the Fund’s NAV (“Tender Offer Amount”). If a tender offer is oversubscribed by Shareholders, the Fund may decide to repurchase only a pro rata portion of the Shares tendered by each Shareholder, in which case tendering Shareholders will not have all of their tendered Shares repurchased by the Fund, or the Fund may take any other action permitted by the tender offer rules under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and described in the written tender offer notice to Shareholders.

The Investment Manager currently expects that it will generally recommend to the Board that the Fund offer to repurchase Shares from Shareholders quarterly with tender offer valuation dates occurring on or about February 15, May 15, August 15 and November 15 of each year (each, a “Valuation Date”). Although the Investment Manager expects that it will, on a best-efforts basis and subject to its fiduciary duties to the Fund, recommend to the Board that the Fund offer to repurchase Shares from Shareholders quarterly, there can be no assurance that any such tender offers will be conducted on quarterly basis or at all. The Board may elect not to conduct a tender offer, notwithstanding the recommendation of the Investment Manager. The decision to offer to repurchase Shares is in the complete and absolute discretion of the Board. The Fund is not required to conduct tender offers.

Market Disruption and Geopolitical Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war (including Russia’s invasion of Ukraine and the Israel-Hamas war), acts of terrorism, the spread of infectious illnesses and/or other public health issues, or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of Market Disruptions and Geopolitical Risks on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.